PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 5:-    PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2023	2022

Government authorities	$10,696	$5,659
Hedging transaction asset	6,572	—
Prepaid expenses	17,889	13,548
Other current assets	12,635	9,312

	$47,792	$28,519